Background of Company	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background of Company

Note 1 Background of Company

Intelsat S.A. (the “Company”, “we”,” us” or “our”) provides satellite communications services worldwide through a global communications network of approximately 50 satellites and ground facilities related to the satellite operations and control, and teleport services.